Condensed Consolidated Statement of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2018		$ 5,655	$ 20,548,164	$ (5,565,756)	$ 951,576	$ 15,939,639
Beginning balance, shares at Dec. 31, 2018		5,654,830
Sale of common stock – investors, net of offering costs of $310,697		$ 1,175	2,038,128			2,039,303
Sale of common stock - investors, net of offering costs of $310,697, shares		1,175,000
Issuance of common stock – note holders		$ 286	386,994			387,280
Issuance of common stock to noteholders, shares		286,005
Issuance of warrants – note holders			72,936			72,936
Issuance of common stock for services		$ 292	738,008			738,300
Issuance of common stock for services, shares		291,736
Issuance of common stock – employees		$ 3	8,847			8,850
Issuance of common stock to employees, shares		3,000
Issuance of common stock – Uber Mom in connection with acquisition of assets		$ 45	98,568			98,613
Issuance of common stock - Uber Mom in connection with acquisition of assets, shares		45,000
Issuance of common stock upon the conversion of debt		$ 560	1,119,810			1,120,370
Issuance of common stock upon the conversion of debt, shares		560,185
Share-based compensation			1,248,121			1,248,121
Net loss				(12,929,706)	(1,269,274)	(14,198,980)
Ending balance, value at Dec. 31, 2019		$ 8,016	26,259,576	(18,495,462)	(317,698)	7,454,432
Ending balance, shares at Dec. 31, 2019		8,015,756
Issuance of common stock – note holders		$ 439	789,575			790,014
Issuance of common stock to noteholders, shares		439,400
Returned common stock from noteholder		$ (153)	153
Returned common stock from noteholder, shares		(153,005)
Issuance of common stock for divestiture		$ 150	404,850			405,000
Issuance of common stock for divestiture, shares		150,000
Issuance of warrants – note holders			1,018,953			1,018,953
Issuance of common stock to consultants		$ 866	561,896			562,762
Issuance of common stock to consultants, shares		866,250
Share-based compensation			1,068,380			1,068,380
Issuance of common stock for Global Clean Solutions, LLC acquisition		$ 300	698,700			699,000
Issuance of common stock for Global Clean Solutions, LLC acquisition, shares	(0)	300,000
Divestiture of Cloud B Inc.					(26,392)	(26,392)
Distributions					(699,000)	(699,000)
Net loss				(354,888)	22,241	(332,647)
Ending balance, value at Jun. 30, 2020		$ 9,618	30,802,083	(18,850,350)	(1,020,849)	10,940,502
Ending balance, shares at Jun. 30, 2020		9,618,401
Beginning balance, value at Dec. 31, 2019		$ 8,016	26,259,576	(18,495,462)	(317,698)	7,454,432
Beginning balance, shares at Dec. 31, 2019		8,015,756
Issuance of common stock – note holders		$ 1,284	2,541,174			2,542,458
Issuance of common stock to noteholders, shares		1,284,396
Returned common stock from noteholder		$ (153)	153
Returned common stock from noteholder, shares		(153,005)
Issuance of common stock – consultants		$ 1,299	2,415,031			2,979,114
Issuance of common stock to consultants, shares		1,298,874
Issuance of common stock – employees		$ 250	54,950			55,200
Issuance of common stock to employees, shares		250,000
Issuance of common stock – divestiture		$ 150	404,850			405,000
Issuance of common stock - divestiture, shares		150,000
Issuance of common stock – joint venture		$ 300	698,700			699,000
Issuance of common stock - joint venture, shares		300,000
Issuance of preferred stock - Acquisitions	$ 765		1,276,147			1,276,912
Issuance of preferred stock - Acquisitions, shares	764,618
Share-based compensation			609,390			609,390
Issuance of common stock - Acquisitions		$ 2,210	3,689,127			3,691,338
Issuance of common stock acquisitions, shares		2,210,382
Conversion option		$ 990	(990)
Conversion option, shares		990,000
Exercise of warrants – note holders		$ 125	249,875			250,000
Exercise of warrants - note holders, shares		125,000
Divestiture of Cloud B Inc.					(26,392)	(26,392)
Distributions					(995,425)	(995,425)
Net loss				(5,153,436)	(554,382)	(5,707,818)
Ending balance, value at Dec. 31, 2020	$ 765	$ 14,471	39,050,260	(23,648,898)	(1,893,897)	13,522,701
Ending balance, shares at Dec. 31, 2020	764,618	14,471,403
Beginning balance, value at Mar. 31, 2020		$ 8,677	28,790,704	(17,225,970)	(344,090)	11,229,321
Beginning balance, shares at Mar. 31, 2020		8,676,501
Issuance of common stock – note holders		$ 279	588,411			588,690
Issuance of common stock to noteholders, shares		279,400
Issuance of common stock for divestiture		$ 150	404,850			405,000
Issuance of common stock for divestiture, shares		150.00
Issuance of common stock to consultants		$ 212	(212)
Issuance of common stock to consultants, shares		212,500
Share-based compensation			319,630			319,630
Issuance of common stock for Global Clean Solutions, LLC acquisition		$ 300	698,700			699,000
Issuance of common stock for Global Clean Solutions, LLC acquisition, shares		300,000
Distributions					(699,000)	(699,000)
Net loss				(1,624,380)	22,241	(1,602,139)
Ending balance, value at Jun. 30, 2020		$ 9,618	30,802,083	(18,850,350)	(1,020,849)	10,940,502
Ending balance, shares at Jun. 30, 2020		9,618,401
Beginning balance, value at Dec. 31, 2020	$ 765	$ 14,471	39,050,260	(23,648,898)	(1,893,897)	13,522,701
Beginning balance, shares at Dec. 31, 2020	764,618	14,471,403
Issuance of common stock – note holders		$ 304	422,368			422,672
Issuance of common stock to noteholders, shares		303,483
Issuance of common stock to investors		$ 1,500	3,253,500			3,255,000
Issuance of common stock to investors, shares		1,500,000
Issuance of common stock – consultants		$ 1,394	2,034,941			2,036,335
Issuance of common stock to consultants, shares		1,394,272
Issuance of common stock – employees		$ 2,861	3,289,329			3,292,190
Issuance of common stock to employees, shares		2,861,227
Issuance of common stock upon exercise of warrants		$ 31,743	87,753,676			87,785,419
Issuance of common stock upon exercise of warrants, shares		31,742,986
Offering costs – exercise of warrants			(7,379,064)			(7,379,064)
Conversions under notes payable		$ 6,139	12,242,368			12,248,507
Conversion under notes payable,shares		6,139,252
Exercise of warrant liabilities			89,654,047			89,654,047
Share-based compensation			5,053,704			5,053,704
Issuance of common stock - Acquisitions		750	1,251,750			1,252,500
Conversion of preferred stock into common stock	$ (765)	$ 765
Conversion of preferred stock to common, shares	(764,618)	764,618
Shares reserved for future issuance of common stock as consideration for the Emmersive asset acquisition			7,400,000			7,400,000
Net loss				(246,138,300)	50,577	(246,087,723)
Ending balance, value at Jun. 30, 2021		$ 59,927	244,026,879	(269,787,198)	(1,843,320)	(27,543,712)
Ending balance, shares at Jun. 30, 2021		59,927,241
Beginning balance, value at Mar. 31, 2021	$ 765	$ 25,686	66,002,229	(86,118,452)	(1,865,863)	(21,955,635)
Beginning balance, shares at Mar. 31, 2021	764,618	25,685,981
Issuance of common stock to consultants		$ 451	(451)
Issuance of common stock to consultants, shares		451,272
Issuance of common stock to employees		$ 1,598	(1,598)
Issuance of common stock to employees, shares		1,598,355
Issuance of common stock upon exercise of warrants		$ 30,862	86,063,953			86,094,815
Issuance of common stock upon exercise of warrants, shares		30,862,188
Offering costs – exercise of warrants			(7,379,064)			(7,379,064)
Conversions under notes payable		$ 565	1,153,922			1,154,487
Conversion under notes payable,shares		564,827
Exercise of warrant liabilities			89,394,620			89,394,620
Share-based compensation			1,393,268			1,393,268
Issuance of common stock acquisitions, shares		750,000
Conversion of preferred stock into common stock	$ (765)	$ 765
Conversion of preferred stock to common, shares	(764,618)	764,618
Shares reserved for future issuance of common stock as consideration for the Emmersive asset acquisition			7,400,000			7,400,000
Net loss				(183,668,746)	22,543	(183,646,203)
Ending balance, value at Jun. 30, 2021		$ 59,927	$ 244,026,879	$ (269,787,198)	$ (1,843,320)	$ (27,543,712)
Ending balance, shares at Jun. 30, 2021		59,927,241